Share capital (Details 3) - years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk-free interest rate	1.91%	1.62%
Expected life of options (years)	4.7	4.6
Expected volatility	64.00%	72.00%
Expected dividend	0.00%	0.00%